Related Party Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Lease Expiration Date	May 31, 2023
Total lease expense	$ 8	$ 8	$ 8
One branch located in Hartfield, Virginia
Operating Leased Assets [Line Items]
Future minimum lease payments required over the remaining term of this non-cancelable operating lease, total	$ 73
Additional extended lease period	10 years